Feb. 25, 2016

Prudential Investment Portfolios 9
Prudential QMA Large-Cap Core Equity Fund (the “Fund”)

Supplement dated December 9, 2016 to the Currently Effective Summary Prospectus, Prospectus and
Statement of Additional Information (“SAI”)

Effective as of December 9, 2016, the Fund’s Board of Directors (the “Board”) approved imposing a contractual cap on Fund expenses and lowering the Fund’s contractual management fee rate and the Fund’s subadvisory fee rate. To reflect these changes, the Fund’s Summary Prospectus, Prospectus and SAI are hereby revised as follows, effective as of December 9, 2016:

1.	In the Summary Prospectus and Prospectus section entitled Fund Summary — Fund Fees and Expenses, the “Annual Fund Operating Expenses” table is deleted and replaced with the following new table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class Z
Management fees	0.35%	0.35%	0.35%	0.35%
+ Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	None
+ Other expenses	0.24%	0.24%	0.24%	0.24%
= Total annual Fund operating expenses	0.89%	1.59%	1.59%	0.59%
– Fee waiver and/or expense reimbursement	(0.18)%	(0.13)%	(0.13)%	(0.13)%
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement(1)	0.71%	1.46%	1.46%	0.46%

(1) The Manager has contractually agreed, through February 28, 2018, to reimburse and/or waive fees so that the Fund’s net annual operating expenses (exclusive of distribution and service (12b-1) fees, transfer agency expenses (including sub-transfer agency and networking fees), acquired fund fees and expenses, taxes, interest and brokerage commissions, and extraordinary expenses) of each class of shares is limited to 0.35% of the Fund's average daily net assets.  Separately, the distributor has contractually agreed through February 28, 2018 to limit the Fund’s Class A distribution and service (12b-1) fees to .25% of the Fund’s Class A average daily net assets. These waivers may not be terminated prior to February 28, 2018 without the prior approval of the Board.

2.	In the Summary Prospectus and Prospectus section entitled Fund Summary — Fund Fees and Expenses — Example, the table is deleted and replaced with the following new table:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$619	$801	$999	$1,570	$619	$801	$999	$1,570
Class B	$649	$789	$953	$1,602	$149	489	$853	$1,602
Class C	$249	$489	$853	$1,878	$149	$489	$853	$1,878
Class Z	$47	$176	$316	$725	$47	$176	$316	$725